UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------


Check here if Amendment [  ]: Amendment Number: ________________________

           This Amendment (Check only one):      |_|  is a restatement
                                                 |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Brevan Howard Asset Management LLP
Address:      2nd Floor
              Almack House
              28 King Street
              London SW1Y 6XA
              United Kingdom

Form 13F File Number: 028-1590
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                James Vernon
Title:               Managing Member of Brevan Howard Asset Management LLP
Phone:               0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon            London, United Kingdom      November 2, 2007
------------------------------   ------------------------     ----------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                        Quarter Ended September 30, 2006


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                        Quarter Ended September 30, 2006

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                  -------------------------

Form 13F Information Table Entry Total:                      81
                                                  -------------------------

Form 13F Information Table Value Total:                   $511,446
                                                  -------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


           None

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                        Quarter Ended September 30, 2006


------------------------------------------------------------------------------------------------------------------------------------
NAME OF                                                    VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
ISSUER                        CLASS TITLE          CUSIP (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM              026874107  $7,289  110,000 SH       SOLE                110,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP              NOTE 1.750% 11/1 03060RAM3 $21,398   15,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                      DBCV 3.500% 11/1 037389AT0 $22,495   14,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
APOGENT TECHNOLOGIES INC      DBCV 12/1        03760AAK7 $29,087   20,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC            COM              037833100  $1,540   20,000 SH       SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC             COM              038222105    $993   56,000 SH       SOLE                 56,000
------------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH OPER TR       NOTE 4.000% 7/1  039584AC1 $10,447   10,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP             SPON ADR         002255107  $1,910  134,000 SH       SOLE                134,000
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC                     DBCV 2.000% 3/1  053807AL7  $7,117    7,500 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A            SP ADR PFD NEW   059460303    $567   34,000 SH       SOLE                 34,000
------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG FINANCIERA S  SP ADR 500 PFD   059602201    $450   30,000 SH       SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
BHP BILLITON LTD              SPON ADR         088606108    $574   15,150 SH       SOLE                 15,150
------------------------------------------------------------------------------------------------------------------------------------
BRASIL TELECOM PARTICIPACOES  SPON ADR PFD     105530109  $1,202   40,000 SH       SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
CAESARS ENTMT INC             FRNT 4/1         127687AB7 $18,169   15,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
CBOT HLDGS INC                CL A             14984K106 $15,624  129,352 SH       SOLE                129,352
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC                  NOTE 2.000% 6/0  156708AP4  $7,354    5,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP        COM              165167107  $1,594   55,000 SH       SOLE                 55,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                 COM              17275R102    $919   40,000 SH       SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                COM              177376100  $1,050   29,000 SH       SOLE                 29,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE TELECOMUNICS CHI  SPON ADR NEW     204449300  $1,061  150,000 SH       SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
COMPHANIA DE SANEAMENTO BASI  SPON ADR         20441A102  $1,806   60,000 SH       SOLE                 60,000
------------------------------------------------------------------------------------------------------------------------------------
COMPHANIA VALE DO RIO DOCE    SPON ADR         204412209    $457   42,400 SH       SOLE                 42,400
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COM              20825C104  $6,846  115,000 SH       SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                   COM              219350105  $2,002   82,000 SH       SOLE                 82,000
------------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP DEL              COM              235851102  $3,434   50,000 SH       SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN  COM              25271C102  $7,621  105,300 SH       SOLE                105,300
------------------------------------------------------------------------------------------------------------------------------------
DIANA SHIPPING INC            COM              Y2066G104    $973   73,000 SH       SOLE                 73,000
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                  SHS              Y2109Q101    $721   53,810 SH       SOLE                 53,810
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      COM              278642103  $2,269   80,000 SH       SOLE                 80,000
------------------------------------------------------------------------------------------------------------------------------------
EMBOTELLADORA ANDINA S A      SPON ADR B       29081P303    $705   50,000 SH       SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                   COM              292505104 $30,675  657,000 SH       SOLE                657,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN  COM              292659109    $611   16,500 SH       SOLE                 16,500
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN SOLAR INC           COM              30033R108    $333   40,100 SH       SOLE                 40,100
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC CORP               NOTE 1.500% 8/1  303250AD6 $12,765   12,500 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW           SPON ADR         38059T106    $714   40,000 SH       SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                NOTE 3.125% 7/1  406216AM3 $31,577   20,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                  ADR              45104G104    $415   13,500 SH       SOLE                 13,500
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM              458140100  $1,378   67,000 SH       SOLE                 67,000
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHS           COM              459200101  $1,639   20,000 SH       SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI BRAZIL      464286400  $3,462   90,000 SH       SOLE                 90,000
------------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT INC             COM              466313103    $486   17,000 SH       SOLE                 17,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP             COM              512807108    $499   11,000 SH       SOLE                 11,000
------------------------------------------------------------------------------------------------------------------------------------
LG PHILIP LCD CO LTD          SPON ADR REP     50186V102  $2,356  142,000 SH       SOLE                142,000
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 NOTE 0.861% 10/1 548661CG0  $5,012    5,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH GROUP LTD        ORD              G5876H105  $2,228  115,000 SH       SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                    NOTE 7/2         574599BB1  $6,906   15,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC    COM              57772K101    $730   26,000 SH       SOLE                 26,000
------------------------------------------------------------------------------------------------------------------------------------
MCAFEE INC                    COM              579064106    $905   37,000 SH       SOLE                 37,000
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC            COM              580037109    $376   18,000 SH       SOLE                 18,000
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC         COM              552715104  $1,630   44,500 SH       SOLE                 44,500
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC       SPON ADR         607409109  $3,218   85,000 SH       SOLE                 85,000
------------------------------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP               COM              626717102  $1,474   31,000 SH       SOLE                 31,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC    COM              637071101  $1,757   60,000 SH       SOLE                 60,000
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION             SHS              G65422100    $642   20,000 SH       SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106 $45,448  350,000 SH       SOLE                350,000
------------------------------------------------------------------------------------------------------------------------------------
OMICOM GROUP INC              NOTE 7/3         681919AM8  $9,887   10,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC ETHANOL INC           COM              69423U107    $625   44,500 SH       SOLE                 44,500
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPON ADR         71654V101  $1,310   35,000 SH       SOLE                 35,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPON ADR         71654V408  $2,819   67,250 SH       SOLE                 67,250
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM              717081103  $2,694   95,000 SH       SOLE                 95,000
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP             COM              717265102  $2,118   25,000 SH       SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC               DBCV 2.750%10/1  725906AK7 $27,571   20,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
QIMONDA AG                    SPON ADR         746904101  $2,601  153,000 SH       SOLE                153,000
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL IN  NOTE 3.500% 11/1 749121BY4 $40,843   25,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308  $3,807  150,000 SH       SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN COPPER CORP          COM              84265V105    $347    7,500 SH       SOLE                  7,500
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR  ENERGY INC            COM              867229106    $627    8,700 SH       SOLE                  8,700
------------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR HLDGS CO LTD      ADR              86800C104    $387   15,000 SH       SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
TELE NORTE LESTE PART S A     SPON ADR PFD     879246106  $1,097   80,000 SH       SOLE                 80,000
------------------------------------------------------------------------------------------------------------------------------------
TELECOM ARGENTINA S A         SPON ADR REP B   879273209    $687   50,000 SH       SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
TELEMIG CELULAR PART S A      SPON ADR PFD     87944E105    $369   10,000 SH       SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS FIN LLC  DBCV 0.250% 2/0  88163VAE9  $9,665   10,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                   COM              883203101  $1,313   30,000 SH       SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
TIM PARTICIPACOES S A         SPON ADR PFD     88706P106  $1,897   88,000 SH       SOLE                 88,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5 $24,437   19,500 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW               NOTE 2/1         872540AL3 $20,675   22,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                ORD              G90078109  $1,117   15,250 SH       SOLE                 15,250
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW     900111204    $791   59,302 SH       SOLE                 59,302
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT   90458E107  $1,435   77,100 SH       SOLE                 77,100
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW        COM              91913Y100  $2,059   40,000 SH       SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW          DBCV 5/0         949746FA4 $15,358   15,000 PRN      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------